Organization and Business Background	12 Months Ended
Jun. 30, 2023
Organization and Business Background [Abstract]
Organization and Business Background

(1) Organization and Business Background

On May 21, 2021, Millennium Group International Holdings Limited (the “Company” or the “Group”) was incorporated in the Cayman Islands, as an investment holding company. The Company is primarily engaged in providing paper-based packaging solution. The Company is headquartered in Hong Kong with significant operations in the People’s Republic of China (“PRC” or China) and Vietnam. The Company operates two production facilities in the Guangdong Province of the PRC. The Company also operates a supply chain management business in Vietnam to provide premium packaging solutions to meet the demand of the Company’s top-tier clients whose products are sold globally.

A group reorganization of the legal structure was completed in on January 19, 2022. As the Group were under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the group reorganization, the consolidated statements of operations and comprehensive loss, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the years ended June 30, 2022 and 2021.

Initial Public Offering

On April 4, 2023, the Company announced the closing of its initial public offering (“IPO”) of 1,250,000 ordinary shares, US$0.002 par value per share (“Ordinary Shares”) at an offering price of US$4.00 per share for a total of US$5,000,000 in gross proceeds. The Company raised total net proceeds of $4.2 million after deducting underwriting discounts and commissions and offering expenses. In addition, the Company granted to its underwriters, Revere Securities, LLC, as the Underwriter Representative, an option for a period of 45 days after the closing of the initial public offering to purchase up to 15% of the total number of the Company’s ordinary shares to be offered by the Company pursuant to the IPO (excluding shares subject to this option), solely for the purpose of covering overallotments, at the initial public offering price less the underwriting discount. The ordinary shares of the Company began trading on the Nasdaq Capital Market on April 6, 2023 under the ticker symbol “MGIH”.

As of June 30, 2023, the Company’s subsidiaries are detailed in the table as follows:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Name	or Establishment	or Establishment	(directly/indirectly)	Principal Activities
Subsidiary:
Millennium Investment International Limited	September 13, 2019	HK	100%	Investment holding
Millennium Printing (Shenzhen) Co., Ltd	December 3, 2007	The PRC	100%	Investment holding and Manufacturing of paper-based packaging
Yee Woo Paper Industry (Shenzhen) Co., Ltd.	August 21, 2001	The PRC	100%	Manufacturing of paper-based packaging
Putian Xiqi Branding Strategy Co., Ltd	September 30, 2017	The PRC	100%	Trading of paper-based packaging
Millennium Packaging Technology (Huizhou) Co., Ltd.	March 6, 2020	The PRC	100%	Dormant
Millennium (Huizhou) Technology Co., Ltd.	January 19, 2020	The PRC	100%	Property holding
Huizhou Yimeinuo Industry Co., Ltd.	April 7, 2017	The PRC	100%	Property holding
Millennium Strategic International Limited	November 13, 2019	HK	100%	Investment holding
Wah Tong Investment International Limited	October 18, 2019	HK	100%	Dormant
Yee Woo Paper Investment International Limited	November 15, 2019	HK	100%	Dormant
Millennium Printing International Limited	May 12, 2000	HK	100%	Trading of paper based packaging
Millennium Packaging Group International Limited	August 13, 2003	HK	100%	Investment holding and trading
Yee Woo Paper Packaging (HK) Company Limited	December 13, 2018	HK	100%	Trading of paper-based packaging
MPG Global Company Limited	March 9, 2018	Vietnam	100%	Trading of paper-based packaging
Millennium Group Investment (BVI) Limited	May 20. 2021	BVI	100%	Investment holding
Millennium Holdings International Limited	September 23, 2019	HK	100%	Investment holding
Yee Woo Vietnam Paper Products Company Limited	August 3, 2022	Vietnam	100%	Dormant